Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about construction in progress [line items]
Beginning balance	[1]	¥ 389,671
Ending balance		406,257	¥ 389,671	[1]
Construction in progress [member]
Disclosure of detailed information about construction in progress [line items]
Beginning balance		80,386	69,107
Additions		88,359	97,043
Transferred to property, plant and equipment		(90,803)	(82,079)
Transferred to intangible assets		(4,836)	(3,685)
Ending balance		¥ 73,106	80,386
Construction in progress [member] | Previously stated [member]
Disclosure of detailed information about construction in progress [line items]
Beginning balance			69,103
Construction in progress [member] | Business combinations adjustment [member] | Satcom Business and Zhonghehengtai [member]
Disclosure of detailed information about construction in progress [line items]
Beginning balance			¥ 4

[1]	restated